Sundry provisions (Details 1) - Leniency Agreements [Member] R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 3,071
Federal Controller General And Attorney Generall Agreement [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	878
Department Of Justice [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	297
Swiss Office [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	407
Federal Prosecution Office [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	1,282
Securities And Exchange Commission [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 206